EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
EQUITY

25)	EQUITY

a)	Capital and shareholders’ rights

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2025	On December 31, 2024

Common	5,303,870,781	5,330,304,681
Preferred	5,288,141,247	5,311,865,547
Subtotal	10,592,012,028	10,642,170,228
Treasury (common shares) (1)	(7,500,000)	(23,843,100)
Treasury (preferred shares) (1)	(7,500,000)	(21,344,200)
Total outstanding shares	10,577,012,028	10,596,982,928
(1)	In January 2025, 4,970,900 Treasury shares were acquired. On February 7, 2025, the cancellation of 50,158,200 Treasury shares issued by the Company was approved (item d). In the first quarter of 2025, there was an acquisition of 15,000,000 shares to be held in Treasury.

All the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Company has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian market, and with the same timeframes, an identical procedure is adopted in the international market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual corporate profit (as presented in the consolidated financial statements prepared in accordance with accounting practices adopted in Brazil (BRGAAP), applicable to institutions authorized to operate by the Central Bank of Brazil), after absorbing accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or absorb losses but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Company’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Company’s paid-in capital share amount.

c)	Interest on equity/Dividends

The distribution of income is calculated on adjusted net income, as presented in the consolidated financial statements prepared in accordance with accounting practices adopted in Brazil, applicable to institutions authorized to operate by the Central Bank of Brazil.

At a meeting of the Board of Directors on March 20, 2025, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the first quarter of 2025, in the amount of R$2,300,000 thousand, of which R$0.20792 per common share and R$0.2278223742 per preferred share, whose payment occurred on October 31, 2025.

At a meeting of the Board of Directors on June 18, 2025, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the first half of 2025, in the amount of R$3,000,000 thousand, which represents R$0.270146729 per common share and R$0.297161402 per preferred share, whose payment occurred on January 30, 2026.

At a meeting of the Board of Directors held on September 18, 2025, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the second half of 2025, in the amount of R$3,000,000 thousand, which represents R$0.270146729 per common share and R$0.297161402 per preferred share, whose payment will occur until April 30, 2026.

At a meeting of the Board of Directors on December 18, 2025, the Board of Directors approved the proposal for the additional interest on shareholders equity related to the second half of 2025, in the amount of R$3,900,000 thousand, of which R$0.351190748 per common share and R$0.386309823 per preferred share, whose payment will occur until July 31, 2026.

Interest on shareholders’ equity for the year ended December 31, 2025, is calculated as follows:

	R$ thousands	% (1)
Adjusted net income, as presented in the consolidated financial statements prepared in accordance with accounting practices adopted in Brazil	24,549,089
(-) Legal reserve	1,061,695
Adjusted calculation basis	23,487,394
Monthly and intermediary interest on shareholders’ equity (gross), paid	2,299,273
Provisioned intermediary interest on shareholders’ equity (gross)	5,300,000
Intermediary interest on shareholders’ equity (gross) paid	3,000,000
Additional provisioned interest on equity (gross)	3,900,000
Withholding income tax on interest on shareholders' equity	(2,174,891)
Interest on shareholders' equity (net) accumulated on December 31, 2025	12,324,382	52.47
Interest on shareholders' equity (net) accumulated on December 31, 2024	9,590,795	52.90
(1)	Percentage of interest on shareholders’ equity/the adjusted calculation basis.

Interest on equity was paid or recognized in provisions, as follows:

Description	R$ thousands
	Per share (gross)		Gross amount provisioned/ paid	Withholding Income Tax (IRRF) (15%)	Net amount provisioned/ paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,307,588	(346,138)	1,961,450
Intermediary interest paid on shareholders’ equity	0.359141	0.395055	4,000,000	(600,000)	3,400,000
Intermediary interest provisioned on shareholders’ equity	0.179571	0.197528	2,000,000	(300,000)	1,700,000
Supplementary interest on shareholders’ equity provisioned	0.267251	0.293976	2,975,700	(446,355)	2,529,345
Total year ended on December 31, 2024	1.012961	1.114257	11,283,288	(1,692,493)	9,590,795

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,299,273	(344,891)	1,954,382
Intermediary interest paid on shareholders’ equity (1)	0.477259	0.524985	5,300,000	(795,000)	4,505,000
Intermediary interest provisioned on shareholders’ equity (2)	0.270147	0.297161	3,000,000	(450,000)	2,550,000
Supplementary interest on shareholders’ equity provisioned	0.351191	0.386310	3,900,000	(585,000)	3,315,000
Total year ended on December 31, 2025	1.305595	1.436154	14,499,273	(2,174,891)	12,324,382
(1)	Paid on October 31, 2025 and January 30, 2026; and
(2)	To be paid by April 30, 2026.

d)	Treasury shares

On May 07, 2025, the Board of Directors resolved to institute a new buyback program that authorizes Bradesco's Board of Executive Officers to acquire, in the period from May 08, 2025 to November 08, 2026, up to 106,584,881 book-entry, registered shares, with no par value, with up to 53,413,506 common shares and up to 53,171,375 preferred shares, to be held in treasury and subsequently cancelled, without reducing the capital stock.

On December 31, 2025, 7,500,000 commmon share and 7,500,000 preferred shares remained in treasury, amounting to R$168,625 thousand. The minimum, average and maximum cost per ordinary share (ON) is R$10.65, R$10.73 and R$10.85 and per preferred share (PN) is R$11.53, R$11.75 and R$11.96 respectively.